Condensed Consolidated Statements of Cash Flows (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Predecessor
Cash flows from operating activities:
Net income	$ 67,180
Adjustments to reconcile net income to net cash used in operating activities:
Provision for losses on receivables	4,374
Depreciation	1,589
Amortization of finance receivables acquisition costs	8
Amortization of intangibles	2,642
Amortization of debt issuance costs	3,173
Change in unrealized gains/losses on finance receivables	(197,429)
Change in unrealized gains/losses on long-term debt	23,769
Change in unrealized gains/losses on derivatives	(40,408)
Loss on notes receivable, at fair market value	1,862
Net proceeds from sale of finance receivables	473
Purchases of finance receivables	(315,058)
Collections of finance receivables	359,308
Gain on sale of finance receivables	(20)
Recoveries of receivables	1
Accretion of interest income	(125,759)
Accretion of interest expense	(33,094)
Share-based compensation expense	1,511
Change in marketable securities, net	(10,523)
Installment obligations expense, net	12,820
Change in fair value of life settlement contracts	22
Premiums and other costs paid, net of proceeds from the sale and maturity of life settlement contracts	(189)
Deferred income taxes	678
(Increase) decrease in operating assets:
Restricted cash and investments	4,883
Other assets	(1,965)
Other receivables	(519)
Increase (decrease) in operating liabilities:
Accounts payable	(991)
Accrued expenses	6,336
Accrued interest	1,471
Other liabilities	835
Net cash used in operating activities	(233,020)
Cash flows from investing activities:
Purchase of intangible assets	(125)
Receipts from notes receivable	2,338
Purchase of fixed assets, net of sale proceeds	(2,587)
(Issuance of) collections on notes receivable from affiliate	5,243
Net (used in) cash provided by investing activities	4,869
Cash flows from financing activities:
Distributions of member's capital	(459,612)
Issuance of VIE long- term debt	406,241
Payments for debt issuance costs	(19,864)
Payments on lease obligations	(745)
Repayment of long-term debt and derivatives	(195,641)
Gross proceeds from revolving credit facility	301,640
Repayments of revolving credit facility	(279,884)
Issuance of installment obligations payable	2,687
Purchase of marketable securities	(2,687)
Repayments of installment obligations payable	(14,008)
Proceeds from sale of marketable securities	14,008
Repayments under term loan	(144,941)
Net proceeds from new term loan	557,175
Net cash provided by financing activities	164,369
Net increase (decrease) in cash	(63,782)
Cash and cash equivalents at beginning of period	103,137
Cash and cash equivalents at end of period	39,355
Supplemental disclosure of cash flow information:
Cash paid for interest	169,693
Capital distributions	459,612
Supplemental disclosure of noncash items:
Non-cash asset distribution of member's capital	$ 16,265